Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule Components of Provision for Income Taxes

Income tax expense attributable to income from continuing operations consists of (in thousands):

	2018	2019

Current provision:
Federal	$57	$24
State	12	45

Total current provision	69	69

Deferred provision:
Federal	—	—
State	—	—

Total deferred provision	—	—

Total provision	$69	$69

Schedule of Components of Income Tax Expense (Benefit)

Income tax expense attributable to income from continuing operations was $0.1 million for both of the years ended December 31, 2018 and 2019, respectively, and differed from the amounts computed by applying the U.S. federal statutory income tax rate to loss from continuing operations as a result of the following (in thousands):

	2018	2019
Tax benefit at federal statutory rate	$(4,866)	$(3,829)
State income taxes	(571)	(341)
Foreign rate differential	(2)	21
Research and development credits	(1,900)	(2,312)
Change in unrecognized tax benefits	712	867
Non-deductible stock-based compensation	211	320
Non-deductible permanent expenses	173	20
Other	89	(127)
Change in valuation allowance	6,223	5,450

Provision for income taxes	$69	$69

Significant Components of Deferred Taxes

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2018 and 2019 are presented below (in thousands):

	2018	2019

Deferred tax assets:
Net operating loss carryforwards	$34,682	$38,361
Income tax credit carryforwards	5,175	6,620
Accruals and reserves	1,382	1,369
Deferred revenue	2,294	2,582
Operating lease liability	—	2,050
Stock-based compensation	377	788

Total gross deferred tax assets	43,910	51,770
Less valuation allowance	(40,274)	(45,507)

Net deferred tax assets	3,636	6,263

Deferred tax liabilities:
Contract assets	(156)	(1,213)
Receivables and deferred costs	(3,008)	(2,540)
Operating lease right-of-use asset	—	(1,803)
Prepaid assets	(217)	(337)
Depreciation expense	(255)	(370)

Total gross deferred tax liabilities	(3,636)	(6,263)

Net deferred tax assets	$—	$—

Summary of Valuation Allowance

The valuation allowance for deferred tax assets consisted of the following activity for the years ended December 31, 2018 and 2019 (in thousands):

	2018	2019
Balance, beginning of year	$33,834	$40,274
Additions to valuation allowance	6,440	5,233

Balance, end of year	$40,274	$45,507

Schedule of Unrecognized Tax Benefits Roll Forward

A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2018 and 2019 is as follows (in thousands):

	2018	2019
Balance, beginning of year	$3,086	$3,875
Increase related to current year tax positions	789	961

Balance, end of year	$3,875	$4,836